TAX LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
VAT payable	$ 21,515	$ 20,870
Personal properties tax accrual	3,450	1,736
Wage withholding taxes	2,597	3,044
Sales taxes payable	1,682	1,648
Supplier withholding income taxes	1,661	7,022
Other	2,300	2,596
Tax liabilities	$ 33,205	$ 36,916